Directors' and Supervisors' Emoluments - Remuneration of Every Director and Supervisor (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	¥ 12,151	¥ 8,219	¥ 8,907
Employer's contribution to a retirement benefit scheme	1,841	1,594	1,868
Total	13,992	9,813	10,775
Wei Jin Cai [member]
Disclosure of transactions between related parties [line items]
Directors' fees			75
Total			75
Wang Chang Shun [member]
Disclosure of transactions between related parties [line items]
Housing allowance	0
Remunerations paid or receivable in respect of accepting office as director or supervisor	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	0
Li Shao Bin [member]
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	812	639	636
Employer's contribution to a retirement benefit scheme	123	130	137
Total	935	769	773
Li Jia Shi [member]
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	901	711	636
Employer's contribution to a retirement benefit scheme	126	133	139
Total	1,027	844	775
Yang Yi Hua [member]
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare			240
Employer's contribution to a retirement benefit scheme			92
Total			332
Wu De Ming [member]
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	419	413	451
Employer's contribution to a retirement benefit scheme	127	133	140
Total	546	546	591
Mao Juan [member]
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	324
Employer's contribution to a retirement benefit scheme	120
Total	444
Ning Xiang Dong [member]
Disclosure of transactions between related parties [line items]
Directors' fees	150	150	150
Total	150	150	150
Liu Chang Le [member]
Disclosure of transactions between related parties [line items]
Directors' fees	150	150	150
Total	150	150	150
Tan Jin Song [member]
Disclosure of transactions between related parties [line items]
Directors' fees	150	150	150
Total	150	150	150
Guo Wei [member]
Disclosure of transactions between related parties [line items]
Directors' fees	150	150	75
Total	150	150	75
Jiao Shu Ge [member]
Disclosure of transactions between related parties [line items]
Directors' fees	150	150	75
Total	150	¥ 150	¥ 75
Zheng Fan [member]
Disclosure of transactions between related parties [line items]
Housing allowance	0
Remunerations paid or receivable in respect of accepting office as director or supervisor	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	0
Gu Hui Zhong [member]
Disclosure of transactions between related parties [line items]
Housing allowance	0
Remunerations paid or receivable in respect of accepting office as director or supervisor	0
Emoluments paid or receivable in respect of director's or supervisor's other services in connection with the management of the affairs of the Company or its subsidiary undertaking	¥ 0